STOCK OPTIONS:	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Stock Options Disclosure [Text Block]
10. STOCK OPTIONS

The Company has one active stock and cash-based incentive plan, the 2011 Omnibus Incentive Plan, which it refers to as the Incentive Plan, pursuant to which the Company has granted stock options to executive officers, directors, employees and consultants. The Incentive Plan was adopted on August 22, 2011 and approved by the stockholders on September 27, 2011. An aggregate of 160,000 shares of the Company’s common stock (subject to adjustment by the Compensation Committee of the Board) are reserved and available for delivery under the Incentive Plan. On August 13, 2012, at the Company’s annual meeting, stockholders ratified and approved an amendment to our Incentive Plan to increase the aggregate number of shares of common stock authorized for issuance under such plan to 520,000. As of July 31, 2013, the Company had granted 271,560 options to employees, directors and consultants, at exercise prices ranging from $9.375 to $18.75.All of the company’s outstanding options have intrinsic value of $0.

The Incentive Plan supersedes all of the Company’s previous stock option plans, which include the 2004 Stock Option Plan, the 2005 Stock Option Plan and the 2009 Stock Option plan under which the Company had options to purchase 19,052, 42,952 and 142,735 shares of common stock outstanding. The terms and conditions of the options outstanding under these plans remain unchanged. As of July 31, 2013, the Company had total outstanding options of 467,923.

Total compensation cost for the Company’s stock plans recognized in the statement of operations for the three months ended July 31, 2013 was approximately $320,000, of which approximately $98,000 was included in research and development expenses and approximately $222,000 was included in general and administrative expenses. For the three months ended July 31, 2012, total compensation cost for the Company’s stock plans recognized in the statement of operations was approximately $290,000 of which approximately $128,000 was included in research and development expenses and approximately $162,000 was included in general and administrative expenses. For the nine months ended July 31, 2013, total compensation cost for the Company’s stock plans recognized in the statement of operations was approximately $2.6 million of which approximately $1.0 million was included in research and development and approximately $1.6 million was included in general and administrative expenses. For the nine months ended July 31, 2012, total compensation cost for the Company’s stock plans recognized in the statement of operations was approximately $878,000 of which approximately $398,000 was included in research and development and approximately $480,000 was included in general and administrative expenses.

The fair value of options granted for the nine months ended July 31, 2013 and 2012 amounted to $1,657,500 and $2,539,792, respectively.

As of July 31, 2013, there was approximately $1,472,000 of unrecognized compensation cost related to non-vested stock option awards, which is expected to be recognized over a remaining average vesting period of 1.42 years.

A summary of changes in the stock option plan for nine months ended July 31, 2013 is as follows:

	Number of	Weighted-Average
	Options	Exercise Price
Outstanding at October 31, 2012:	358,459	$20.00
Granted	134,600	$9.375
Exercised	—	—
Expired	(25,136)	18.75
Outstanding at July 31, 2013	467,923	$17.50
Vested and Exercisable at July 31, 2013	290,300	$17.50

2011 Employee Stock Purchase Plan

The Company’s board of directors adopted the Advaxis, Inc. 2011 Employee Stock Purchase Plan, which it refers to as the ESPP, on August 22, 2011, and its stockholders approved the ESPP on September 27, 2011. The ESPP allows employees to purchase common stock of the Company at an 85% discount to the market price on designated exercise dates. Employees were eligible to participate in the ESPP beginning December 30, 2011 and the Company has reserved 40,000 shares of its common stock for issuance under the ESPP.

During the nine months ended July 31, 2013, approximately $22,575 was withheld from employees, on an after-tax basis, in order to purchase approximately 5,290 shares of common stock in February, May and August 2013. During the nine months ended July, 2012, approximately $18,300 was withheld from employees, on an after-tax basis, in order to purchase 1,657 shares of common stock.

11. STOCK OPTIONS:

The Company has one active stock and cash-based incentive plan, the 2011 Omnibus Incentive Plan (the “Plan”), pursuant to which the Company has granted stock options to executive officers, directors, employees and consultants. The Incentive Plan was adopted on August 22, 2011 and approved by the stockholders on September 27, 2011. An aggregate of 160,000 shares of our common stock (subject to adjustment by the compensation committee) are reserved and available for delivery under the 2011 Plan. On August 13, 2012, at our annual meeting, shareholders ratified and approved an amendment to our 2011 Plan to increase the aggregate number of shares of common stock authorized for issuance under such plan to 360,000. At October 31, 2012, the Company had granted 140,320 options to employees and consultants, at an exercise price, of approximately $18.75.
The 2011 Plan supersedes all of the Company’s previous stock option plans, which include the 2004 Stock Option Plan, the 2005 Stock Option Plan and the 2009 Stock Option plan under which the Company had options to purchase 19,052, 43,552 and 155,535 shares of common stock. The terms and conditions of the options outstanding under these plans remain unchanged. As of October 31, 2012, the Company had outstanding options of 358,459.
Total compensation cost for our stock plans recognized in the statement of operations for the year ended October 31, 2012 was approximately $1.09 million, of which approximately $480,000 was included in research and development expenses and approximately $610,000 was included in general and administrative expenses. For the year ended October 31, 2011, total compensation cost for our stock plans recognized in the statement of operations was approximately $651,000 of which approximately $272,000 was included in research and development expenses and approximately $379,000 was included in general and administrative expenses, respectively.
The fair value of options granted for the years ended October 31, 2012 and 2011 amounted to $2,539,792 and $103,125, respectively.
As of October 31, 2012, there was approximately $2,047,000 of unrecognized compensation cost related to non-vested stock option awards, which is expected to be recognized over a remaining average vesting period of 2.0 years.
A summary of the grants, cancellations and expirations (none were exercised) of the Company’s outstanding options for the periods starting with October 31, 2010 through October 31, 2012 is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life In Years	Aggregate Intrinsic Value
Outstanding as of October 31, 2010	211,739	20.00	7.4	415,967
Granted	6,800	15.00	9.2	15,200
Cancelled or Expired	—	—	—	—
Outstanding as of October 31, 2011	218,539	20.00	8.1	367,417
Granted	140,320	18.75	9.0	—
Cancelled or Expired	(400)	12.50	6.75	—
Outstanding as of October 31, 2012	358,459	20.00		—
Vested & Exercisable at October 31, 2012	234,225	$20.00	5.75	$—

The fair value of each option granted from the Company’s stock option plans during the years ended October 31, 2012 and 2011 was estimated on the date of grant using the Black-Scholes option-pricing model. Using this model, fair value is calculated based on assumptions with respect to (i) expected volatility of the Company’s Common Stock price, (ii) the periods of time over which employees and Board Directors are expected to hold their options prior to exercise (expected lives), (iii) expected dividend yield on the Company’s Common Stock, and (iv) risk-free interest rates, which are based on quoted U.S. Treasury rates for securities with maturities approximating the options’ expected lives. The Company used their own historical volatility in determining the volatility to be used. Expected lives are based on contractual terms given the early stage of the business and lack of intrinsic value. The expected dividend yield is zero as the Company has never paid dividends to common shareholders and does not currently anticipate paying any in the foreseeable future.

	Year Ended October 31, 2012	Year Ended October 31, 2011
Expected volatility	143.00%	150.44%
Expected Life	10.0 years	10.0 years
Dividend yield	0	0
Risk-free interest rate	2.10%	3.50%
Forfeiture Rate	4.4%	4.4%

2011 Employee Stock Purchase Plan

Our board of directors adopted the Advaxis, Inc. 2011 Employee Stock Purchase Plan, which we refer to as the ESPP, on August 22, 2011, and our stockholders approved the ESPP on September 27, 2011. The ESPP allows employees to purchase common stock of the Company at an 85% discount to the market price on designated exercise dates. Employees were eligible to participate in the ESPP beginning December 30, 2011. 40,000 shares of our common stock are reserved for issuance under the ESPP.
During the twelve months ended October 31, 2012 approximately $18,300 was withheld from employees, on an after-tax basis, in order to purchase an aggregate of 1,656 shares of our common stock. There was no such activity during the twelve months ended October 31, 2011 as the ESPP was not available.